John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 8/31/2023

Fund’s investments
As of 8-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 19.4%				$207,511,420
(Cost $208,927,556)
U.S. Government 17.6%				188,980,751
U.S. Treasury
Note	3.875	04-30-25	20,000,000	19,636,719
Note	3.875	12-31-27	18,755,000	18,411,403
Note	4.125	07-31-28	29,065,000	28,894,697
Note	4.250	10-15-25	57,800,000	57,152,010
Note	4.625	06-30-25	34,500,000	34,308,633
Note	4.625	03-15-26	30,600,000	30,577,289
U.S. Government Agency 1.8%				18,530,669
Federal Home Loan Bank
Bond	4.300	08-08-25	5,000,000	4,898,706
Bond	5.300	12-06-24	4,700,000	4,685,304
Bond	5.500	12-30-25	4,327,625	4,293,710

Federal Home Loan Mortgage Corp. Note	5.500	12-16-25	4,690,000	4,652,949
Corporate bonds 64.3%				$689,797,865
(Cost $700,219,652)
Communication services 3.0%				31,952,080
Diversified telecommunication services 0.9%
AT&T, Inc.	1.700	03-25-26	3,000,000	2,734,474
AT&T, Inc.	2.300	06-01-27	3,000,000	2,686,213
C&W Senior Financing DAC (A)	6.875	09-15-27	2,000,000	1,856,160
Kenbourne Invest SA (A)	6.875	11-26-24	1,336,000	1,121,839
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25	1,370,000	798,700
Entertainment 0.5%
WarnerMedia Holdings, Inc.	3.638	03-15-25	3,378,000	3,268,284
WarnerMedia Holdings, Inc.	3.755	03-15-27	2,000,000	1,875,835
Interactive media and services 0.2%
TripAdvisor, Inc. (A)	7.000	07-15-25	2,300,000	2,294,515
Media 0.4%
Charter Communications Operating LLC	4.908	07-23-25	4,500,000	4,419,278
Wireless telecommunication services 1.0%
Sprint LLC	7.125	06-15-24	3,986,010	4,017,627
T-Mobile USA, Inc.	3.500	04-15-25	4,665,000	4,509,669
T-Mobile USA, Inc.	3.750	04-15-27	2,500,000	2,369,486
Consumer discretionary 7.2%				77,145,755
Automobiles 3.1%
Daimler Truck Finance North America LLC (A)	1.625	12-13-24	989,000	938,783
Ford Motor Credit Company LLC	4.125	08-17-27	2,000,000	1,814,738
Ford Motor Credit Company LLC	5.125	06-16-25	4,790,000	4,663,121
Ford Motor Credit Company LLC	6.950	03-06-26	1,000,000	1,002,474
General Motors Financial Company, Inc.	2.900	02-26-25	3,900,000	3,723,815
General Motors Financial Company, Inc.	4.350	04-09-25	2,000,000	1,950,607
General Motors Financial Company, Inc.	5.250	03-01-26	2,000,000	1,969,578
Hyundai Capital America (A)	1.000	09-17-24	1,140,000	1,083,612
Hyundai Capital America (A)	5.650	06-26-26	2,941,000	2,934,851
Mercedes-Benz Finance North America LLC (A)	0.750	03-01-24	3,300,000	3,219,490
Nissan Motor Acceptance Company LLC (A)	1.050	03-08-24	3,450,000	3,350,895
Nissan Motor Acceptance Company LLC (A)	1.125	09-16-24	1,822,000	1,723,196
Nissan Motor Acceptance Company LLC (A)	1.850	09-16-26	2,500,000	2,165,530
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Nissan Motor Acceptance Company LLC (A)	2.000	03-09-26	3,000,000	$2,673,429
Broadline retail 0.3%
Nordstrom, Inc.	2.300	04-08-24	3,500,000	3,386,250
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26	227,000	220,485
Stena International SA (A)	6.125	02-01-25	2,500,000	2,460,000
Hotels, restaurants and leisure 2.8%
Caesars Entertainment, Inc. (A)	8.125	07-01-27	3,000,000	3,045,996
CEC Entertainment LLC (A)	6.750	05-01-26	4,000,000	3,824,677
Hilton Domestic Operating Company, Inc. (A)	5.375	05-01-25	4,100,000	4,055,315
Hyatt Hotels Corp.	5.375	04-23-25	4,165,000	4,129,182
Hyatt Hotels Corp.	5.750	01-30-27	2,500,000	2,502,441
Marriott International, Inc.	5.750	05-01-25	3,610,000	3,615,444
MGM Resorts International	5.750	06-15-25	2,850,000	2,810,465
Travel + Leisure Company	6.600	10-01-25	3,975,000	3,959,821
Travel + Leisure Company (A)	6.625	07-31-26	2,000,000	1,984,920
Household durables 0.5%
Century Communities, Inc.	6.750	06-01-27	2,225,000	2,218,090
Taylor Morrison Communities, Inc. (A)	5.875	06-15-27	3,000,000	2,947,590
Specialty retail 0.3%
Lithia Motors, Inc. (A)	4.625	12-15-27	3,000,000	2,770,960
Consumer staples 1.8%				18,889,648
Beverages 0.3%
Constellation Brands, Inc.	4.350	05-09-27	3,000,000	2,904,793
Consumer staples distribution and retail 0.3%
Cargill, Inc. (A)	3.500	04-22-25	3,000,000	2,914,160
Food products 1.2%
Grupo Bimbo SAB de CV (A)	3.875	06-27-24	1,290,000	1,271,850
JDE Peet’s NV (A)	0.800	09-24-24	2,397,000	2,259,037
Kraft Heinz Foods Company	3.000	06-01-26	4,000,000	3,770,758
NBM US Holdings, Inc. (A)	7.000	05-14-26	5,850,000	5,769,050
Energy 7.5%				80,733,231
Energy equipment and services 0.0%
CSI Compressco LP (A)	7.500	04-01-25	93,000	90,326
Oil, gas and consumable fuels 7.5%
Blue Racer Midstream LLC (A)	6.625	07-15-26	3,500,000	3,439,826
Buckeye Partners LP (A)	4.125	03-01-25	2,375,000	2,287,196
Calumet Specialty Products Partners LP (A)	8.125	01-15-27	850,000	812,388
Continental Resources, Inc. (A)	2.268	11-15-26	5,600,000	4,998,458
Energean Israel Finance, Ltd. (A)	4.500	03-30-24	3,300,000	3,266,340
Energy Transfer LP	4.750	01-15-26	2,000,000	1,958,195
Energy Transfer LP	5.500	06-01-27	4,000,000	3,976,718
EQM Midstream Partners LP (A)	7.500	06-01-27	3,316,000	3,346,889
Hess Corp.	4.300	04-01-27	4,000,000	3,848,012
Hess Midstream Operations LP (A)	5.625	02-15-26	2,000,000	1,957,060
Leviathan Bond, Ltd. (A)	6.125	06-30-25	3,590,000	3,506,281
MPLX LP	1.750	03-01-26	1,500,000	1,366,169
Occidental Petroleum Corp.	5.550	03-15-26	5,500,000	5,453,690
Occidental Petroleum Corp.	8.500	07-15-27	5,500,000	5,944,675
ONEOK, Inc.	5.550	11-01-26	6,000,000	6,002,053
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	5.650	05-15-25	3,500,000	$3,490,115
Parkland Corp. (A)	5.875	07-15-27	4,300,000	4,155,818
Petroleos Mexicanos	6.875	08-04-26	3,500,000	3,196,107
Phillips 66 Company	3.605	02-15-25	1,650,000	1,603,942
Pioneer Natural Resources Company	5.100	03-29-26	3,077,000	3,053,077
Southwestern Energy Company	5.700	01-23-25	5,000,000	4,951,298
The Williams Companies, Inc.	3.750	06-15-27	3,775,000	3,553,490
The Williams Companies, Inc.	3.900	01-15-25	1,650,000	1,609,155
Var Energi ASA (A)	5.000	05-18-27	3,000,000	2,865,953
Financials 21.8%				234,407,041
Banks 14.1%
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%)	1.197	10-24-26	2,000,000	1,812,431
Bank of America Corp. (3.384% to 4-2-25, then SOFR + 1.330%)	3.384	04-02-26	4,000,000	3,844,145
Bank of America Corp.	3.950	04-21-25	12,700,000	12,292,915
Barclays PLC	4.375	09-11-24	3,150,000	3,080,241
Barclays PLC (5.829% to 5-9-26, then SOFR + 2.210%)	5.829	05-09-27	2,000,000	1,981,662
Barclays PLC (7.325% to 11-2-25, then 1 Year CMT + 3.050%)	7.325	11-02-26	6,000,000	6,136,673
BPCE SA (5.975% to 1-18-26, then SOFR + 2.100%) (A)	5.975	01-18-27	3,000,000	2,984,801
Citigroup, Inc. (0.981% to 5-1-24, then SOFR + 0.669%)	0.981	05-01-25	2,500,000	2,414,397
Citigroup, Inc. (3.352% to 4-24-24, then 3 month CME Term SOFR + 1.158%)	3.352	04-24-25	7,000,000	6,870,293
Citigroup, Inc.	3.875	03-26-25	4,000,000	3,874,754
Citizens Bank NA (6.064% to 10-24-24, then SOFR + 1.450%)	6.064	10-24-25	2,000,000	1,936,314
Cooperatieve Rabobank UA	3.375	05-21-25	3,000,000	2,895,899
Credit Agricole SA (A)	4.375	03-17-25	3,000,000	2,907,364
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)	6.466	01-09-26	3,302,000	3,303,512
Fifth Third Bank NA (5.852% to 10-27-24, then SOFR + 1.230%)	5.852	10-27-25	5,000,000	4,927,306
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%)	0.976	05-24-25	2,000,000	1,922,290
HSBC Holdings PLC	4.250	08-18-25	3,500,000	3,376,257
JPMorgan Chase & Co. (1.578% to 4-22-26, then SOFR + 0.885%)	1.578	04-22-27	15,700,000	14,097,741
JPMorgan Chase & Co. (4.080% to 4-26-25, then SOFR + 1.320%)	4.080	04-26-26	3,250,000	3,170,487
JPMorgan Chase & Co. (5.546% to 12-15-24, then SOFR + 1.070%)	5.546	12-15-25	5,000,000	4,982,303
Lloyds Banking Group PLC (5.985% to 8-7-26, then 1 Year CMT + 1.480%)	5.985	08-07-27	3,500,000	3,496,417
NatWest Markets PLC (A)	0.800	08-12-24	3,000,000	2,862,522
Regions Financial Corp.	2.250	05-18-25	4,500,000	4,204,805
Royal Bank of Canada	4.950	04-25-25	5,000,000	4,945,853
Santander Holdings USA, Inc.	3.244	10-05-26	1,365,000	1,249,843
Santander Holdings USA, Inc.	3.450	06-02-25	2,000,000	1,908,298
Santander Holdings USA, Inc.	3.500	06-07-24	3,300,000	3,229,025
Societe Generale SA (A)	4.351	06-13-25	3,000,000	2,921,637
Synovus Financial Corp.	5.200	08-11-25	4,500,000	4,366,193
The PNC Financial Services Group, Inc. (4.758% to 1-26-26, then SOFR + 1.085%)	4.758	01-26-27	5,000,000	4,908,467
The PNC Financial Services Group, Inc. (5.812% to 6-12-25, then SOFR + 1.322%)	5.812	06-12-26	5,000,000	4,995,191
Truist Financial Corp. (5.900% to 10-28-25, then SOFR + 1.626%)	5.900	10-28-26	5,000,000	4,986,420
Wells Fargo & Company	3.000	02-19-25	15,900,000	15,291,226
Wells Fargo & Company	4.300	07-22-27	3,400,000	3,255,793
Capital markets 5.2%
Ares Capital Corp.	3.250	07-15-25	3,000,000	2,813,033
Ares Capital Corp.	4.200	06-10-24	4,165,000	4,091,988
Blackstone Private Credit Fund	2.350	11-22-24	3,176,000	3,001,335
Blackstone Private Credit Fund	2.700	01-15-25	437,000	413,491
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG	0.898	05-28-24	2,000,000	$1,928,391
Deutsche Bank AG (1.447% to 4-1-24, then SOFR + 1.131%)	1.447	04-01-25	3,250,000	3,148,047
Morgan Stanley (3.620% to 4-17-24, then SOFR + 1.160%)	3.620	04-17-25	9,300,000	9,157,595
Morgan Stanley	3.875	01-27-26	4,500,000	4,331,195
Morgan Stanley (4.679% to 7-17-25, then SOFR + 1.669%)	4.679	07-17-26	4,000,000	3,916,373
National Securities Clearing Corp. (A)	5.150	05-30-25	3,000,000	2,992,505
State Street Corp. (4.857% to 1-26-25, then SOFR + 0.604%)	4.857	01-26-26	1,316,000	1,298,509
The Bank of New York Mellon Corp. (5.224% to 11-21-24, then SOFR + 0.800%)	5.224	11-21-25	4,500,000	4,474,101
The Charles Schwab Corp.	0.900	03-11-26	3,500,000	3,125,819
The Goldman Sachs Group, Inc.	3.500	01-23-25	7,000,000	6,778,587
The Goldman Sachs Group, Inc.	3.500	04-01-25	3,750,000	3,617,828
The Goldman Sachs Group, Inc.	3.500	11-16-26	1,250,000	1,174,914
Consumer finance 1.7%
Ally Financial, Inc.	5.800	05-01-25	1,600,000	1,575,996
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	2,955,000	2,912,602
Discover Financial Services	3.950	11-06-24	3,500,000	3,408,589
Enova International, Inc. (A)	8.500	09-15-25	1,700,000	1,672,630
OneMain Finance Corp.	6.125	03-15-24	1,000,000	999,342
OneMain Finance Corp.	6.875	03-15-25	1,500,000	1,492,466
OneMain Finance Corp.	7.125	03-15-26	1,000,000	983,744
Santander UK Group Holdings PLC (6.833% to 11-21-25, then SOFR + 2.749%)	6.833	11-21-26	5,000,000	5,062,790
Financial services 0.4%
Corebridge Financial, Inc.	3.500	04-04-25	4,056,000	3,897,664
Insurance 0.4%
Athene Global Funding (A)	2.500	01-14-25	2,750,000	2,602,437
Athene Holding, Ltd.	4.125	01-12-28	2,250,000	2,101,595
Health care 2.5%				27,250,583
Biotechnology 0.5%
AbbVie, Inc.	2.950	11-21-26	5,675,000	5,312,213
Health care equipment and supplies 0.4%
Baxter International, Inc.	1.915	02-01-27	2,500,000	2,224,328
Varex Imaging Corp. (A)	7.875	10-15-27	1,705,000	1,696,464
Health care providers and services 0.9%
Centene Corp.	2.450	07-15-28	3,000,000	2,568,504
Fresenius Medical Care US Finance III, Inc. (A)	1.875	12-01-26	1,000,000	874,119
HCA, Inc.	5.000	03-15-24	2,000,000	1,988,501
HCA, Inc.	5.250	06-15-26	2,000,000	1,975,694
HCA, Inc.	5.375	02-01-25	2,500,000	2,483,790
Pharmaceuticals 0.7%
Teva Pharmaceutical Finance Netherlands III BV	3.150	10-01-26	3,500,000	3,164,618
Utah Acquisition Sub, Inc.	3.950	06-15-26	5,250,000	4,962,352
Industrials 8.4%				89,904,556
Aerospace and defense 1.0%
DAE Funding LLC (A)	1.550	08-01-24	3,525,000	3,363,182
Howmet Aerospace, Inc.	5.900	02-01-27	1,000,000	992,955
Howmet Aerospace, Inc.	6.875	05-01-25	63,000	63,439
The Boeing Company	2.196	02-04-26	5,500,000	5,073,780
The Boeing Company	4.875	05-01-25	1,380,000	1,360,922
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies 1.1%
Albion Financing 1 SARL (A)	6.125	10-15-26	3,803,000	$3,598,589
GFL Environmental, Inc. (A)	3.750	08-01-25	3,000,000	2,856,179
Prime Security Services Borrower LLC (A)	3.375	08-31-27	4,000,000	3,557,609
Prime Security Services Borrower LLC (A)	5.250	04-15-24	1,600,000	1,585,753
Construction and engineering 0.3%
Quanta Services, Inc.	0.950	10-01-24	1,318,000	1,249,883
Williams Scotsman International, Inc. (A)	6.125	06-15-25	1,798,000	1,782,160
Electrical equipment 0.5%
Regal Rexnord Corp. (A)	6.050	02-15-26	3,434,000	3,415,474
Sensata Technologies BV (A)	5.000	10-01-25	2,000,000	1,949,210
Ground transportation 0.5%
Avis Budget Car Rental LLC (A)	5.750	07-15-27	2,800,000	2,673,389
Uber Technologies, Inc. (A)	7.500	05-15-25	2,500,000	2,524,135
Passenger airlines 3.0%
Air Canada 2020-1 Class C Pass Through Trust (A)	10.500	07-15-26	2,500,000	2,712,125
Alaska Airlines 2020-1 Class A Pass Through Trust (A)	4.800	08-15-27	3,632,967	3,511,717
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	407,357	410,218
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	981,607	881,483
American Airlines 2016-2 Class A Pass Through Trust	3.650	06-15-28	671,908	589,178
American Airlines 2017-2 Class B Pass Through Trust	3.700	10-15-25	2,472,345	2,343,693
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	2,666,507	2,358,498
British Airways 2013-1 Class A Pass Through Trust (A)	4.625	06-20-24	114,856	112,958
Delta Air Lines, Inc. (A)	4.500	10-20-25	2,250,000	2,199,131
Delta Air Lines, Inc. (A)	4.750	10-20-28	377,220	362,228
Delta Air Lines, Inc. (A)	7.000	05-01-25	3,400,000	3,445,258
Mileage Plus Holdings LLC (A)	6.500	06-20-27	3,200,000	3,188,834
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	1,161,181	1,088,351
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	1,023,060	895,474
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	301,493	276,923
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,414,167	3,385,146
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	2,262,750	2,183,554
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,064,847	2,049,664
Professional services 0.3%
Concentrix Corp.	6.650	08-02-26	3,000,000	3,000,395
Trading companies and distributors 1.7%
AerCap Ireland Capital DAC	2.450	10-29-26	4,000,000	3,598,987
AerCap Ireland Capital DAC	3.150	02-15-24	7,200,000	7,099,335
Air Lease Corp.	2.200	01-15-27	2,000,000	1,787,194
Ashtead Capital, Inc. (A)	1.500	08-12-26	1,835,000	1,629,335
Ashtead Capital, Inc. (A)	4.375	08-15-27	2,000,000	1,881,892
Triton Container International, Ltd. (A)	1.150	06-07-24	3,000,000	2,866,326
Information technology 2.1%				22,989,252
Electronic equipment, instruments and components 0.4%
Arrow Electronics, Inc.	6.125	03-01-26	4,000,000	4,000,179
IT services 0.2%
Kyndryl Holdings, Inc.	2.050	10-15-26	3,000,000	2,640,567
Semiconductors and semiconductor equipment 0.2%
Microchip Technology, Inc.	0.983	09-01-24	2,000,000	1,904,688
Renesas Electronics Corp. (A)	1.543	11-26-24	495,000	466,034
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software 0.5%
Oracle Corp.	5.800	11-10-25	1,567,000	$1,582,237
VMware, Inc.	1.000	08-15-24	3,742,000	3,576,310
Technology hardware, storage and peripherals 0.8%
Hewlett Packard Enterprise Company	5.900	10-01-24	5,000,000	5,004,475
Xerox Holdings Corp. (A)	5.000	08-15-25	4,000,000	3,814,762
Materials 3.6%				38,373,653
Chemicals 0.7%
EIDP, Inc.	4.500	05-15-26	4,000,000	3,922,986
FMC Corp.	5.150	05-18-26	3,500,000	3,467,932
Containers and packaging 1.2%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26	5,075,000	4,746,721
Can-Pack SA (A)	3.125	11-01-25	935,000	867,185
Graphic Packaging International LLC (A)	0.821	04-15-24	4,075,000	3,940,623
Mauser Packaging Solutions Holding Company (A)	7.875	08-15-26	469,000	461,845
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,000,000	2,829,478
Metals and mining 1.7%
Anglo American Capital PLC (A)	3.625	09-11-24	3,150,000	3,076,815
Anglo American Capital PLC (A)	4.875	05-14-25	489,000	481,060
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	4,450,000	4,332,496
First Quantum Minerals, Ltd. (A)	7.500	04-01-25	800,000	798,699
Freeport-McMoRan, Inc.	4.550	11-14-24	5,050,000	4,964,453
Hudbay Minerals, Inc. (A)	4.500	04-01-26	4,750,000	4,483,360
Real estate 3.0%				31,895,619
Hotel and resort REITs 0.7%
Host Hotels & Resorts LP	3.875	04-01-24	3,625,000	3,580,056
Host Hotels & Resorts LP	4.000	06-15-25	1,300,000	1,254,830
XHR LP (A)	6.375	08-15-25	3,000,000	2,963,981
Office REITs 0.2%
Boston Properties LP	3.650	02-01-26	2,000,000	1,883,828
Retail REITs 0.3%
Realty Income Corp.	5.050	01-13-26	2,857,000	2,842,400
Specialized REITs 1.8%
American Tower Corp.	1.600	04-15-26	3,000,000	2,709,161
GLP Capital LP	5.250	06-01-25	3,700,000	3,631,836
GLP Capital LP	5.375	04-15-26	1,115,000	1,091,764
SBA Communications Corp.	3.875	02-15-27	3,000,000	2,773,712
SBA Tower Trust (A)	2.836	01-15-25	1,200,000	1,144,881
VICI Properties LP (A)	3.500	02-15-25	3,000,000	2,873,841
VICI Properties LP (A)	3.750	02-15-27	1,500,000	1,377,035
VICI Properties LP (A)	4.250	12-01-26	4,000,000	3,768,294
Utilities 3.4%				36,256,447
Electric utilities 2.7%
American Electric Power Company, Inc.	5.699	08-15-25	5,000,000	5,002,496
Duke Energy Corp.	5.000	12-08-25	3,071,000	3,040,937
Eversource Energy	4.750	05-15-26	3,000,000	2,951,788
FirstEnergy Corp.	2.050	03-01-25	2,000,000	1,867,711
FirstEnergy Corp.	4.150	07-15-27	4,000,000	3,773,028
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	2,200,000	2,169,200
NRG Energy, Inc. (A)	2.450	12-02-27	6,500,000	5,517,788
Vistra Operations Company LLC (A)	5.000	07-31-27	1,725,000	1,622,378
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Vistra Operations Company LLC (A)	5.125	05-13-25	3,500,000	$3,409,265
Gas utilities 0.2%
AmeriGas Partners LP	5.500	05-20-25	2,000,000	1,962,818
Multi-utilities 0.5%
CenterPoint Energy, Inc.	2.500	09-01-24	2,000,000	1,933,228

Sempra	5.400	08-01-26	3,000,000	3,005,810
Term loans (B) 0.2%				$2,539,213
(Cost $2,563,568)
Communication services 0.1%				1,083,251
Interactive media and services 0.1%
Arches Buyer, Inc., 2021 Term Loan B (1 month SOFR + 3.250%)	8.681	12-06-27	1,115,500	1,083,251
Consumer discretionary 0.1%				1,455,962
Diversified consumer services 0.1%

GEMS MENASA Cayman, Ltd., Term Loan (3 month SOFR + 5.000%)	10.684	08-01-26	1,450,523	1,455,962

Collateralized mortgage obligations 1.4%				$14,951,836
(Cost $16,338,432)
Commercial and residential 1.0%				10,843,798
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(C)	3.805	01-25-49	102,380	95,289
Benchmark Mortgage Trust
Series 2021-B25, Class A1	0.623	04-15-54	909,698	840,012
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month CME Term SOFR + 1.034%) (A)(D)	6.345	10-15-36	1,552,228	1,548,300
COLT Mortgage Loan Trust
Series 2020-2, Class A1 (A)(C)	1.853	03-25-65	10,439	10,363
Series 2020-3, Class A1 (A)(C)	1.506	04-27-65	85,611	79,648
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A (A)	2.257	08-15-37	1,400,702	1,262,459
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month CME Term SOFR + 1.246%) (A)(D)	6.556	05-15-36	250,000	247,620
Life Mortgage Trust
Series 2021-BMR, Class C (1 month CME Term SOFR + 1.214%) (A)(D)	6.524	03-15-38	1,975,770	1,918,688
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (A)(C)	3.500	10-25-59	211,512	194,763
Starwood Mortgage Residential Trust
Series 2020-1, Class A1 (A)(C)	2.275	02-25-50	7,199	6,659
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(C)	3.750	05-25-58	38,277	36,426
Series 2018-4, Class A1 (A)(C)	3.000	06-25-58	102,400	93,397
Series 2021-SJ2, Class A1A (A)(C)	2.250	12-25-61	1,053,700	961,378
TPGI Trust
Series 2021-DGWD, Class C (1 month CME Term SOFR + 1.264%) (A)(D)	6.574	06-15-26	1,677,961	1,630,816
VASA Trust
Series 2021-VASA, Class D (1 month CME Term SOFR + 2.214%) (A)(D)	7.525	07-15-39	3,000,000	1,917,980
U.S. Government Agency 0.4%				4,108,038
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (A)(D)	6.788	10-25-41	2,425,000	2,374,717
Series 237, Class F23 (1 month SOFR + 0.514%) (D)	5.703	05-15-36	59,065	57,921
Series 2412, Class OF (1 month SOFR + 1.064%) (D)	6.253	12-15-31	50,089	50,086
Series 2526, Class FV (1 month SOFR + 0.514%) (D)	5.703	04-15-27	25,179	25,058
Series 3540, Class KF (1 month SOFR + 1.164%) (D)	6.353	11-15-36	82,429	83,199
Series 4508, Class CF (1 month SOFR + 0.514%) (D)	5.703	09-15-45	72,719	70,120
Series 4606, Class FB (1 month SOFR + 0.614%) (D)	5.803	08-15-46	81,760	78,737
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 4620, Class LF (1 month SOFR + 0.514%) (D)	5.703	10-15-46	59,294	$57,769
Federal National Mortgage Association
Series 2003-135, Class FL (1 month SOFR + 0.714%) (D)	6.002	01-25-34	178,113	178,069
Series 2003-7, Class FA (1 month SOFR + 0.864%) (D)	6.152	02-25-33	74,611	74,768
Series 2006-104, Class FG (1 month SOFR + 0.514%) (D)	5.802	11-25-36	71,440	70,360
Series 2006-126, Class CF (1 month SOFR + 0.414%) (D)	5.702	01-25-37	86,606	84,733
Series 2006-62, Class FP (1 month SOFR + 0.364%) (D)	5.652	07-25-36	66,960	66,063
Series 2009-33, Class FB (1 month SOFR + 0.934%) (D)	6.222	03-25-37	77,373	77,644
Series 2010-107, Class KF (1 month SOFR + 0.514%) (D)	4.637	03-25-36	49,453	48,138
Series 2010-123, Class FK (1 month SOFR + 0.564%) (D)	5.852	11-25-40	64,409	62,492
Series 2010-141, Class FB (1 month SOFR + 0.584%) (D)	5.872	12-25-40	110,494	107,557
Series 2012-2, Class FA (1 month SOFR + 0.614%) (D)	5.902	02-25-42	31,315	30,766
Series 2014-73, Class FA (1 month SOFR + 0.464%) (D)	5.752	11-25-44	139,840	134,636
Series 2016-100, Class AF (1 month SOFR + 0.614%) (D)	5.693	01-25-47	256,397	249,193

Series 2016-40, Class AF (1 month SOFR + 0.564%) (D)	4.744	07-25-46	127,859	126,012
Asset backed securities 13.8%				$148,088,256
(Cost $151,404,428)
Asset backed securities 13.8%				148,088,256
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (A)	3.199	12-20-30	1,959,735	1,825,268
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (A)	1.937	08-15-46	3,123,000	2,740,363
Amur Equipment Finance Receivables IX LLC
Series 2021-1A, Class D (A)	2.300	11-22-27	4,000,000	3,759,224
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2 (A)	5.300	06-21-28	855,789	849,086
Amur Equipment Finance Receivables XII LLC
Series 2023-1A, Class A2 (A)	6.090	12-20-29	2,957,000	2,963,735
BHG Securitization Trust
Series 2021-A, Class A (A)	1.420	11-17-33	1,921,036	1,791,585
BRAVO Residential Funding Trust
Series 2021-HE1, Class A1 (1 month SOFR + 0.750%) (A)(D)	6.038	01-25-70	1,119,646	1,111,659
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (A)	3.280	09-26-33	4,041,564	3,803,862
CarMax Auto Owner Trust
Series 2021-2, Class A4	0.810	12-15-26	1,143,000	1,062,564
Series 2022-4, Class A3	5.340	08-16-27	3,000,000	2,986,823
CARS-DB4 LP
Series 2020-1A, Class A1 (A)	2.690	02-15-50	1,733,683	1,634,704
Series 2020-1A, Class B1 (A)	4.170	02-15-50	1,000,000	936,102
CARS-DB5 LP
Series 2021-1A, Class A3 (A)	1.920	08-15-51	3,501,025	3,014,228
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (A)	1.690	07-15-60	3,148,082	2,846,430
Chase Auto Credit Linked Notes
Series 2020-1, Class C (A)	1.389	01-25-28	5,432	5,412
Series 2021-1, Class B (A)	0.875	09-25-28	560,456	545,743
Series 2021-2, Class B (A)	0.889	12-26-28	465,732	451,632
Series 2021-3, Class D (A)	1.009	02-26-29	529,813	503,485
Chesapeake Funding II LLC
Series 2023-1A, Class A1 (A)	5.650	05-15-35	2,523,926	2,510,735
CLI Funding VI LLC
Series 2020-1A, Class A (A)	2.080	09-18-45	3,326,188	2,902,788
CNH Equipment Trust
Series 2022-B, Class A3	3.890	08-16-27	2,510,000	2,448,299
Series 2022-C, Class A3	5.150	04-17-28	2,000,000	1,991,059
Crossroads Asset Trust
Series 2021-A, Class D (A)	2.520	01-20-26	1,922,000	1,852,880
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Dell Equipment Finance Trust
Series 2023-2, Class D (A)	6.740	07-23-29	2,498,000	$2,482,595
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (A)	1.760	04-15-49	830,000	716,359
Eaton Vance CLO, Ltd.
Series 2020-2A, Class CR (3 month CME Term SOFR + 2.362%) (A)(D)	7.670	01-15-35	3,000,000	2,938,710
ECMC Group Student Loan Trust
Series 2019-1A, Class A1B (1 month SOFR + 1.114%) (A)(D)	6.402	07-25-69	301,350	296,477
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class C (A)	3.310	03-25-30	479,384	456,634
Series 2019-A, Class A (A)	2.610	01-25-34	359,060	333,618
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 (A)	5.560	04-22-30	1,250,000	1,244,382
ExteNet LLC
Series 2019-1A, Class C (A)	5.219	07-25-49	3,000,000	2,844,342
First Investors Auto Owner Trust
Series 2021-1A, Class C (A)	1.170	03-15-27	1,640,000	1,569,248
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	3,000,000	2,986,318
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1 (A)	4.920	05-15-28	2,500,000	2,470,384
GM Financial Consumer Automobile Receivables Trust
Series 2021-2, Class A4	0.820	10-16-26	449,000	418,430
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 (A)	5.340	06-15-28	1,920,000	1,917,757
Golub Capital Partners CLO, Ltd.
Series 2019-40A, Class BR (3 month CME Term SOFR + 1.962%) (A)(D)	7.313	01-25-32	3,000,000	2,941,989
GreatAmerica Leasing Receivables Funding LLC
Series 2022-1, Class A4 (A)	5.350	07-16-29	2,000,000	1,994,427
Series 2023-1, Class A3 (A)	5.150	07-15-27	2,500,000	2,455,189
Hertz Vehicle Financing III LLC
Series 2022-3A, Class D (A)	6.310	03-25-25	5,000,000	4,945,397
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (A)	3.939	02-01-62	1,167,000	1,074,705
Honda Auto Receivables Owner Trust
Series 2022-2, Class A3	3.730	07-20-26	2,385,000	2,327,473
Hotwire Funding LLC
Series 2021-1, Class A2 (A)	2.311	11-20-51	953,000	841,424
HPEFS Equipment Trust
Series 2021-2A, Class D (A)	1.290	03-20-29	2,240,000	2,136,988
Series 2022-3A, Class A3 (A)	5.430	08-20-29	4,500,000	4,478,516
Hyundai Auto Receivables Trust
Series 2021-A, Class A4	0.620	05-17-27	755,000	710,298
Series 2022-C, Class A3	5.390	06-15-27	4,000,000	3,993,064
John Deere Owner Trust
Series 2022-C, Class A3	5.090	06-15-27	2,000,000	1,983,372
Libra Solutions LLC
Series 2023-1A, Class A (A)	7.000	02-15-35	1,553,440	1,545,920
MMAF Equipment Finance LLC
Series 2021-A, Class A3 (A)	0.560	06-13-28	1,611,829	1,526,569
Series 2022-B, Class A3 (A)	5.610	07-10-28	5,000,000	4,985,547
MVW LLC
Series 2020-1A, Class D (A)	7.140	10-20-37	1,766,370	1,693,520
Series 2022-2A, Class A (A)	6.110	10-21-41	1,405,965	1,411,222
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	2,688,088	2,623,294
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) (A)(D)	7.025	10-15-31	172,063	172,484
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class CRR (3 month CME Term SOFR + 2.162%) (A)(D)	7.470	07-15-34	500,000	492,731
NMEF Funding LLC
Series 2022-B, Class A2 (A)	6.070	06-15-29	1,150,237	1,146,293
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
PFS Financing Corp.
Series 2022-C, Class A (A)	3.890	05-15-27	5,500,000	$5,324,386
Series 2023-B, Class A (A)	5.270	05-15-28	3,952,570	3,911,812
Post Road Equipment Finance
Series 2021-1A, Class C (A)	1.390	06-15-27	500,000	493,031
Santander Bank Auto Credit Linked Notes
Series 2021-1A, Class B (A)	1.833	12-15-31	275,802	268,330
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (A)	2.510	01-26-32	2,980,000	2,845,538
SCF Equipment Leasing LLC
Series 2022-1A, Class A3 (A)	2.920	07-20-29	3,500,000	3,371,103
Series 2022-2A, Class A3 (A)	6.500	10-21-30	4,000,000	4,032,750
SMB Private Education Loan Trust
Series 2017-B, Class A2B (1 month CME Term SOFR + 0.864%) (A)(D)	6.175	10-15-35	277,711	275,453
STAR Trust
Series 2021-SFR1, Class A (1 month CME Term SOFR + 0.714%) (A)(D)	6.025	04-17-38	3,084,325	3,017,512
Stratus CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.662%) (A)(D)	6.988	12-29-29	3,000,000	2,970,267
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	1,582,031	1,525,334
Towd Point HE Trust
Series 2021-HE1, Class A1 (A)(C)	0.918	02-25-63	638,805	596,800
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3	3.760	04-15-27	1,160,000	1,130,763
Series 2022-D, Class A3	5.300	09-15-27	4,000,000	3,996,555
Triton Container Finance VIII LLC
Series 2020-1A, Class A (A)	2.110	09-20-45	3,760,417	3,252,548
Willis Engine Structured Trust V
Series 2020-A, Class C (A)	6.657	03-15-45	550,043	382,732

	Par value^	Value
Escrow certificates 0.0%		$780
(Cost $0)
LSC Communications, Inc. (A)(E)(F)	400,000	780

Total investments (Cost $1,079,453,636) 99.1%	$1,062,889,370
Other assets and liabilities, net 0.9%	9,495,788
Total net assets 100.0%	$1,072,385,158

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $352,433,530 or 32.9% of the fund’s net assets as of 8-31-23.
(B)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
The fund had the following country composition as a percentage of net assets on 8-31-23:
United States	86.5%
United Kingdom	2.9%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

Canada	2.4%
Ireland	1.6%
Netherlands	1.0%
Other countries	5.6%
TOTAL	100.0%
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2023, by major security category or type:
	Total value at 8-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$207,511,420	—	$207,511,420	—
Corporate bonds	689,797,865	—	689,797,865	—
Term loans	2,539,213	—	2,539,213	—
Collateralized mortgage obligations	14,951,836	—	14,951,836	—
Asset backed securities	148,088,256	—	148,088,256	—
Escrow certificates	780	—	—	$780
Total investments in securities	$1,062,889,370	—	$1,062,888,590	$780
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	13